Schedule of Investments (unaudited) April 30, 2023	BlackRock Future U.S. Themes ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.1%
CH Robinson Worldwide Inc.(a)	21	$2,118
United Parcel Service Inc., Class B	25	4,495

		6,613

Beverages — 1.0%
Coca-Cola Co. (The)	434	27,841
PepsiCo Inc.	77	14,699

		42,540

Building Products — 1.2%
Builders FirstSource Inc.(b)	97	9,192
Johnson Controls International PLC	739	44,222

		53,414

Capital Markets — 1.0%
Affiliated Managers Group Inc.	207	29,887
Ameriprise Financial Inc.	42	12,815
Raymond James Financial Inc.	35	3,168

		45,870

Chemicals — 1.0%
Chemours Co. (The)	822	23,896
Olin Corp.	356	19,722

		43,618

Commercial Services & Supplies — 1.9%
Clean Harbors Inc.(b)	168	24,387
Copart Inc.(b)	190	15,020
Waste Connections Inc.	288	40,075
Waste Management Inc.	25	4,151

		83,633

Communications Equipment — 0.3%
Calix Inc.(b)	340	15,538

Construction & Engineering — 2.0%
AECOM	698	57,969
EMCOR Group Inc.(a)	145	24,795
Quanta Services Inc.	17	2,884
Valmont Industries Inc.	18	5,230

		90,878

Distributors — 1.5%
Genuine Parts Co.	269	45,276
LKQ Corp.	362	20,898

		66,174

Financial Services — 9.3%
Berkshire Hathaway Inc., Class B(b)	570	187,273
Essent Group Ltd	110	4,672
Mastercard Inc., Class A	203	77,146
Shift4 Payments Inc., Class A(a)(b)	359	24,329
Visa Inc., Class A	509	118,460

		411,880

Electrical Equipment — 1.4%
Acuity Brands Inc.	7	1,102
AMETEK Inc.	195	26,896
Hubbell Inc.	129	34,742

		62,740

Electronic Equipment, Instruments & Components — 3.3%
Amphenol Corp., Class A	1,050	79,244
Arrow Electronics Inc.(b)	166	18,995
CDW Corp./DE	5	848
Jabil Inc.	515	40,247

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Keysight Technologies Inc.(b)	65	$9,402

		148,736

Energy Equipment & Services — 0.1%
ChampionX Corp.	244	6,608

Consumer Staples Distribution & Retail — 7.1%
BJ’s Wholesale Club Holdings Inc.(b)	1,193	91,109
Costco Wholesale Corp.	59	29,690
Dollar General Corp.	161	35,655
Dollar Tree Inc.(b)	183	28,129
Kroger Co. (The)	1,858	90,355
Target Corp.	72	11,358
Walmart Inc.	189	28,533

		314,829

Food Products — 2.1%
Archer-Daniels-Midland Co.	110	8,589
Darling Ingredients Inc.(b)	321	19,122
General Mills Inc.	343	30,400
Hershey Co. (The)	69	18,841
JM Smucker Co. (The)	7	1,081
Kellogg Co.	192	13,396

		91,429

Health Care Providers & Services — 3.5%
Humana Inc.	73	38,726
McKesson Corp.	27	9,834
Molina Healthcare Inc.(b)	9	2,681
UnitedHealth Group Inc.	211	103,831

		155,072

Hotels, Restaurants & Leisure — 2.0%
McDonald’s Corp.	307	90,795

Household Durables — 0.5%
DR Horton Inc.	48	5,271
PulteGroup Inc.	257	17,258

		22,529

Household Products — 0.5%
Procter & Gamble Co. (The)	148	23,144

Insurance — 2.7%
Allstate Corp. (The)	50	5,788
American Financial Group Inc./OH	42	5,155
Arch Capital Group Ltd.(b)	449	33,706
Chubb Ltd.	10	2,016
Marsh & McLennan Companies Inc.	55	9,910
Progressive Corp. (The)	315	42,966
RenaissanceRe Holdings Ltd.	85	18,310
W R Berkley Corp.	51	3,005

		120,856

Interactive Media & Services — 0.8%
Meta Platforms Inc, Class A(b)	143	34,366

IT Services — 2.0%
Accenture PLC, Class A	129	36,158
Okta Inc.(b)	746	51,123

		87,281

Leisure Products — 0.1%
Brunswick Corp./DE	53	4,494

Machinery — 2.5%
Dover Corp.	40	5,846

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Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Future U.S. Themes ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Evoqua Water Technologies Corp.(b)	1,050	$51,923
Graco Inc.	221	17,523
Lincoln Electric Holdings Inc.	173	29,029
Toro Co. (The)	34	3,545
Xylem Inc./NY	30	3,115

		110,981

Marine Transportation — 0.2%
Matson Inc.	105	7,143

Metals & Mining — 1.3%
Commercial Metals Co.	71	3,315
Nucor Corp.	98	14,522
Reliance Steel & Aluminum Co.	13	3,221
Steel Dynamics Inc.	280	29,106
U.S. Steel Corp.	347	7,939

		58,103

Broadline Retail — 0.9%
Dillard’s Inc., Class A(a)	109	32,524
Nordstrom Inc.	376	5,813

		38,337

Oil, Gas & Consumable Fuels — 4.3%
Chevron Corp.	272	45,854
Chord Energy Corp.	7	996
ConocoPhillips	205	21,093
Diamondback Energy Inc.	36	5,119
Exxon Mobil Corp.	413	48,874
Matador Resources Co.	445	21,818
Murphy Oil Corp.	53	1,946
Ovintiv Inc.	87	3,139
PDC Energy Inc.	564	36,688
Pioneer Natural Resources Co.	33	7,179

		192,706

Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	177	10,574

Professional Services — 4.5%
Automatic Data Processing Inc.	60	13,200
Booz Allen Hamilton Holding Corp.	541	51,785
CACI International Inc., Class A(b)	21	6,580
FTI Consulting Inc.(b)	62	11,191
Genpact Ltd.	530	23,611
Paychex Inc.	135	14,831
SS&C Technologies Holdings Inc.	1,382	80,902

		202,100

Ground Transportation — 3.2%
JB Hunt Transport Services Inc.	56	9,816
Old Dominion Freight Line Inc.	328	105,088
Ryder System Inc.	259	20,503
Union Pacific Corp.	26	5,088

		140,495

Semiconductors & Semiconductor Equipment — 7.4%
Analog Devices Inc.	576	103,611
Broadcom Inc.	154	96,481
Cirrus Logic Inc.(b)	237	20,332
KLA Corp.	10	3,865
ON Semiconductor Corp.(a)(b)	422	30,367
Semtech Corp.(b)	26	507
Texas Instruments Inc.	443	74,070

		329,233

Security	Shares	Value

Software — 16.2%
Adobe Inc.(b)	155	$58,522
Cadence Design Systems Inc.(b)	346	72,470
Check Point Software Technologies Ltd.(b)	984	125,322
Crowdstrike Holdings Inc., Class A(b)	215	25,811
DocuSign Inc.(b)	1,024	50,627
Fortinet Inc.(b)	783	49,368
Microsoft Corp.	490	150,557
Oracle Corp.	17	1,610
Palo Alto Networks Inc.(a)(b)	674	122,978
Salesforce Inc.(b)	17	3,372
Synopsys Inc.(b)	75	27,849
Tenable Holdings Inc.(b)	106	3,921
Zscaler Inc.(a)(b)	301	27,120

		719,527

Specialty Retail — 3.5%
AutoZone Inc.(b)	3	7,990
Home Depot Inc. (The)	160	48,086
Lowe’s Companies Inc.	67	13,925
Murphy USA Inc.	26	7,156
Penske Automotive Group Inc.(a)	119	16,491
TJX Companies Inc. (The)	589	46,425
Ulta Beauty Inc.(b)	30	16,543

		156,616

Technology Hardware, Storage & Peripherals — 4.8%
Apple Inc.	1,100	186,648
Dell Technologies Inc., Class C	614	26,703

		213,351

Textiles, Apparel & Luxury Goods — 2.0%
Capri Holdings Ltd.(b)	44	1,826
Carter’s Inc.	31	2,163
Crocs Inc.(b)	315	38,956
Deckers Outdoor Corp.(b)	11	5,273
Nike Inc., Class B	318	40,297

		88,515

Tobacco — 0.2%
Philip Morris International Inc.	81	8,098

Trading Companies & Distributors — 2.3%
Fastenal Co.	170	9,153
MSC Industrial Direct Co. Inc., Class A	172	15,606
United Rentals Inc.	40	14,444
WESCO International Inc.	341	49,104
WW Grainger Inc.	19	13,216

		101,523

Total Long-Term Investments — 98.9% (Cost: $4,274,928)		4,400,339

Short-Term Securities

Money Market Funds — 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.02%(c)(d)(e)	255,129	255,206

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Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Future U.S. Themes ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(c)(d)	40,000	$40,000

Total Short-Term Securities — 6.6% (Cost: $295,200)		295,206

Total Investments — 105.5% (Cost: $4,570,128)		4,695,545

Liabilities in Excess of Other Assets — (5.5)%		(246,688)

Net Assets — 100.0%		$4,448,857

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period endedApril 30, 2023 for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$255,253	(a)	$—		$(53)	$6	$255,206	255,129	$194	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	70,000	—		(30,000	)(a)	—	—	40,000	40,000	1,231		—

						$(53)	$6	$295,206		$1,425		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	2	06/16/23	$42	$2,934

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about

3

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Future U.S. Themes ETF

Fair Value Hierarchy as of Period End (continued)

the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,400,339	$—	$—	$4,400,339
Short-Term Securities
Money Market Funds	295,206	—	—	295,206

	$4,695,545	$—	$—	$4,695,545

Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,934	$—	$—	$2,934

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

4